Related Party Transactions - LNG Sale and Purchase Agreements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) TBTU	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Accounts receivable—affiliate | $	$ 315	$ 42
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
CCL [Member] | Affiliated Entity [Member] | Facility Swap Agreement [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
CCL [Member] | Cheniere Marketing [Member] | Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
Accounts receivable—affiliate | $	$ 314	$ 39
CCL [Member] | Cheniere Marketing [Member] | Cheniere Marketing Base SPA [Member]
Related Party Transaction [Line Items]
SPA, Term of Agreement	20 years
CCL [Member] | Cheniere Marketing [Member] | Cheniere Marketing Base SPA [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contract Volumes	150
CCL [Member] | Cheniere Marketing [Member] | Cheniere Marketing SPA [Member]
Related Party Transaction [Line Items]
Contract Volumes	15
CCL [Member] | Cheniere Marketing [Member] | Cheniere Marketing EOG SPA [Member]
Related Party Transaction [Line Items]
Contract Volumes	44